Segment reporting - Summarized segment assets and liabilities and additions (Details) - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2025
Disclosure of operating segments [line items]
Segment assets	$ 4,360.0		$ 4,360.0		$ 4,489.6
Total liabilities	4,542.6		4,542.6		$ 4,579.4
Additions of property, plant and equipment, right of use assets and intangible assets	62.5	$ 84.1	109.8	$ 140.9
Operating segments
Disclosure of operating segments [line items]
Additions of property, plant and equipment, right of use assets and intangible assets	62.9	84.1	110.2	140.5
Unallocated items
Disclosure of operating segments [line items]
Additions of property, plant and equipment, right of use assets and intangible assets	(0.4)		(0.4)	0.4
Nigeria | Operating segments
Disclosure of operating segments [line items]
Additions of property, plant and equipment, right of use assets and intangible assets	25.1	17.0	42.5	18.6
SSA | Operating segments
Disclosure of operating segments [line items]
Additions of property, plant and equipment, right of use assets and intangible assets	8.2	19.4	16.6	38.1
Latam | Operating segments
Disclosure of operating segments [line items]
Additions of property, plant and equipment, right of use assets and intangible assets	$ 29.6	$ 47.7	$ 51.1	$ 83.8